Federated Hermes Conservative Microshort Fund Average Annual Total Returns		12 Months Ended	14 Months Ended	59 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%		(0.17%)
ICE BofA US 3-Month Treasury Bill Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	4.18%		3.23%
A
Prospectus [Line Items]
Average Annual Return, Percent		4.75%	3.55%
Performance Inception Date			Oct. 29, 2024
IS
Prospectus [Line Items]
Average Annual Return, Percent		4.91%		3.59%
Performance Inception Date				Feb. 03, 2021
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.96%		2.14%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.88%		2.12%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.
[2]	The ICE Bank of America US 3-Month Treasury Bill Index is an unmanaged index tracking U.S. government securities.